S000094965 [Member] Expense Example - Goldman Sachs Growth Opportunities ETF - Goldman Sachs Growth Opportunities ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144